Label	Element	Value
UBS U.S. Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000873803_SupplementTextBlock

UBS Investment Trust

UBS U.S. Allocation Fund | Supplement

Supplement to the Prospectus, dated August 6, 2017

August 8, 2017

Dear Investor,

The purpose of this supplement is to inform you of certain updates to UBS U.S. Allocation Fund (the "fund"), a series of UBS Investment Trust, that were incorporated into the Prospectus dated August 6, 2017. This supplement discloses variations to sales load waivers and discounts that would apply to investors that purchase Class A or Class C shares of the fund through a single intermediary or category of multiple intermediaries.

The Prospectus was revised as follows on August 6, 2017:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS U.S. Allocation Fund
Expense [Heading]	rr_ExpenseHeading	The section captioned "UBS U.S. Allocation Fund—Fund Summary" was revised by adding the following sentences as the last two sentences of the first paragraph of the sub-section captioned "Fees and expenses":
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.